Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Corporate information and statement of IFRS compliance [abstract]
Equity	£ 582,939	£ 639,455	[1]	£ 571,308	£ 432,723
Loans and borrowings	180,943	144,754		0
Less: Cash and cash equivalents	(59,345)	(62,358)	[1]	£ (164,703)	£ (162,806)
Total Capital	£ 704,537	£ 721,851

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).